Filed pursuant to Rule 497(e)
Registration Nos. 333-182274; 811-22310

PureFunds ISE Big Data ETF (BIGD)
a series of FactorShares Trust
March 28, 2016

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
 dated January 31, 2016

Effective immediately, the ticker symbol for the PureFunds ISE Big Data ETF (the “Fund”) has been changed from “BDAT” to “BIGD.”  Accordingly all references to “BDAT” in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with “BIGD.”

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.